SUBSIDIARIES AND AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Schedule of Group's Affiliates and Legal Entities Included in Consolidated Financial Statements
The following Group’s affiliates are legal entities included in the Consolidated Financial Statements of the Group at December 31, 2021. All entities are consolidated except for Rhenaroll which is accounted for under the equity method.

Entity	Country	% Group Interest
Cross Operating Segment
Constellium Singen GmbH (AS&I and P&ARP)	Germany	100%
Constellium Valais S.A. (AS&I and A&T)	Switzerland	100%
AS&I
Constellium Automotive USA, LLC	U.S.	100%
Constellium Engley (Changchun) Automotive Structures Co Ltd.	China	54%
Constellium Extrusions Decin S.r.o.	Czech Republic	100%
Constellium Extrusions Deutschland GmbH	Germany	100%
Constellium Extrusions Landau GmbH	Germany	100%
Constellium Extrusions Burg GmbH	Germany	100%
Constellium Extrusions France S.A.S.	France	100%
Constellium Extrusions Levice S.r.o.	Slovakia	100%
Constellium Automotive Mexico, S. DE R.L. DE C.V.	Mexico	100%
Constellium Automotive Mexico Trading, S. DE R.L. DE C.V.	Mexico	100%
Astrex Inc	Canada	50%
Constellium Automotive Zilina S.r.o.	Slovakia	100%
Constellium Automotive (Nanjing) Co. Ltd.	China	100%
Constellium Automotive Spain SL	Spain	100%
Constellium UK Limited	United Kingdom	100%
A&T
Constellium Issoire S.A.S.	France	100%
Constellium Montreuil Juigné S.A.S.	France	100%
Constellium China	China	100%
Constellium Japan KK	Japan	100%
Constellium Rolled Products Ravenswood, LLC	U.S.	100%
Constellium Ussel S.A.S.	France	100%
AluInfra Services SA (A)	Switzerland	50%
P&ARP
Constellium Deutschland GmbH	Germany	100%
Constellium Rolled Products Singen GmbH & Co. KG	Germany	100%
Constellium Neuf Brisach S.A.S.	France	100%
Constellium Muscle Shoals LLC	U.S.	100%
Constellium Holdings Muscle Shoals LLC	U.S.	100%
Constellium Muscle Shoals Funding II LLC	U.S.	100%
Constellium Muscle Shoals Funding III LLC	U.S.	100%
Constellium Metal Procurement LLC	U.S.	100%
Constellium Bowling Green LLC	U.S.	100%
Rhenaroll	France	50%
Holdings & Corporate
C-TEC Constellium Technology Center S.A.S.	France	100%
Constellium Finance S.A.S.	France	100%

Constellium France III	France	100%
Constellium France Holdco S.A.S.	France	100%
Constellium International	France	100%
Constellium Paris S.A.S.	France	100%
Constellium Germany Holdco GmbH & Co. KG	Germany	100%
Constellium Germany Verwaltungs GmbH	Germany	100%
Constellium US Holdings I, LLC	U.S.	100%
Constellium US Intermediate Holdings LLC	U.S.	100%
Constellium Switzerland AG	Switzerland	100%
Constellium Treuhand UG (haftunsgbeschränkt)	Germany	100%
Engineered Products International S.A.S.	France	100%
(A)AluInfra Services SA, the joint venture created with Novelis in July 2018, is consolidated as a joint operation and is immaterial to the Group Consolidated Financial Statements.